SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Text Block]
10.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 500,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b)	Issued Share Capital

On January 29, 2014, the Company closed a non-brokered private placement of 7,500,000 units at a price of $0.0474 (Cdn$0.0525) per unit for gross proceeds of $355,596 (Cdn$393,750). Each such unit was comprised of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one common share of the Company at a price of $0.063 (Cdn$0.07) for a period of two years (see notes 10(d) and 13(d)). Arnold T. Kondrat, a director and currently Chief Executive Officer and President of the Company, was the purchaser of all of the said units.

On February 20, 2014, the Company closed a non-brokered arm’s length private placement of 2,000,000 units at a price of $0.068 (Cdn$0.075) per unit for gross proceeds of $135,150 (Cdn$150,000). Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $0.0901 (Cdn$0.10) for a period of two years (see notes 10(d) and 13(d)).

On August 27, 2014, the Company closed a non-brokered private placement of 3,000,000 units of the Company at a price of $0.056 (Cdn$0.06) per unit for gross proceeds of $163,926 (Cdn$180,000). Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $0.07 (Cdn$0.075) for a period of two years (see notes 10(d) and 13(d)). Arnold T. Kondrat, a director and Chief Executive Officer and President of the Company, was the purchaser of all of said units.

On October 3, 2014, the Company closed a non-brokered private placement of 5,000,000 units of the Company at a price of $0.089 (Cdn$0.10) per unit for gross proceeds to the Company of $447,254 (Cdn$500,000). Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $0.13 (Cdn$0.15) for a period of one year. A director of the Company purchased 1,000,000 of the said units and an officer of the Company purchased 500,000 of the said units.

As of December 31, 2014, the Company had outstanding 80,253,840 (December 31, 2013 – 62,753,840) common shares.

c)	Stock Based Compensation

On December 14, 2011, the Company established a new stock option plan (the “New Plan”). In establishing the New Plan, the Company’s board of directors also provided that no additional awards will be made under the Company’s 2010 Performance and Equity Incentive Plan (the “2010 Plan”) and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the outstanding stock options that were granted under the 2010 Plan. Stock options may be granted under the New Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the New Plan shall not exceed 11,000,000 common shares. The exercise price of each stock option granted under the New Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

On May 23, 2014, 1,680,000 stock options were granted under the New Plan. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.14 (Cdn$0.15) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

The following table summarizes the stock option information for the years ended December 31, 2014 and 2013:

				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise	average fair	contractual
	options	price ($Cdn)	value ($Cdn)	life (in years)
Opening Balance, January 1, 2013	1,825,000	0.90	0.85
Forfeited	(400,000)	0.88	0.70
Closing Balance, December 31, 2013	1,425,000	0.90	0.89	2.13
Granted	1,680,000	0.15	0.06
Forfeited	(675,000)	0.75	0.92
Closing Balance, December 31, 2014	2,430,000	0.42	0.31	3.40

December 31, 2014
Vested	1,207,500	0.70	0.56	2.39
Unvested	1,222,500	0.15	0.06	4.39

December 31, 2013
Vested	1,287,500	0.89	0.93	2.02
Unvested	137,500	1.02	0.46	3.10

During the year ended December 31, 2014, the Company recognized as stock based compensation expense (included in general and administrative expenses) in the consolidated statements of operations $64,171, of which $3,196 was reflected in loss from discontinued operation, (year ended December 31, 2013 - $190,292 and year ended December 31, 2012 - $581,295 with $112,033 and $374,096 reflected in loss from discontinued operation, respectively). This amount was credited accordingly to additional paid-in capital in the balance sheet. As at December 31, 2014, the unrecognized stock based compensation expense is $40,441 with a weighted average life of 3.55 years (December 31, 2013 - $7,042, 2.34 years).

The Black-Scholes option-pricing model is used to estimate values of all stock options granted based on the following assumptions (no options were granted in 2013):

(i)

Risk-free interest rate: 1.57%, which is based on the Bank of Canada benchmark bonds, average yield 5 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options

(ii)	Expected volatility: 102.04%, which is based on the Company’s historical stock prices
(iii)	Expected life: 5 years
(iv)	Expected dividends: $Nil

d)	Canadian Dollar Common Share Purchase Warrants

As at December 31, 2014, the Company had outstanding and exercisable Canadian dollar common share purchase warrants entitling the holders to purchase a total of 12,500,000 common shares of the Company (December 31, 2013 – nil), as set out in the following table:

				Remaining
			Exercise Period	Contractual Life
Date of Issue	Number of	$U.S. Exercise	(months)	(months)
	Shares Issuable	Price
January 29, 2014 (1)	7,500,000	$0.063	24	13
February 20, 2014 (2)	1,000,000	$0.090	24	14
August 27, 2014 (3)	1,500,000	$0.070	24	20
October 3, 2014 (4)	2,500,000	$0.130	12	9
	12,500,000

(1)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.07 for one share and converted at day of issue.
(2)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.10 for one share and converted at day of issue.
(3)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.075 for one share and converted at day of issue.
(4)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.15 for one share and converted at day of issue.

As of December 31, 2014, the weighted average fair value per Canadian dollar common share purchase warrants was $0.057 (December 31, 2013 - $nil).

The Black-Scholes option-pricing model was used to estimate values of the Canadian dollar common share purchase warrants granted based on the following assumptions:

(i)

Risk-free interest rate: 0.96% - 1.09%, which is based on the Bank of Canada marketable bonds, average yield 1 - 3 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii)	Expected volatility: 116.80% - 140.75%, which is based on the average of the Company’s selected peers historical stock prices
(iii)	Expected life: up to 2 years
(iv)	Expected dividends: $Nil

During the year ended December 31, 2014, $26,456 was recorded as a loss on initial recognition of the issuance of warrants and $132,195 was recorded as a gain on the subsequent revaluation for the derivative financial instruments (December 31, 2013 - $nil).

				Fair value,
	Number of	Fair value on	Gain/loss on	December
Issue Date	warrants	issuance	derivatives	31, 2014
		$	$	$
January 29, 2014	7,500,000	381,334	(25,759)	355,575
February 20, 2014	1,000,000	53,790	(15,172)	38,618
August 27, 2014	1,500,000	74,313	15,033	89,346
October 3, 2014	2,500,000	132,804	(106,297)	26,507
	12,500,000	642,240	(132,195)	510,045

e)	Loss Per Share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2014, amounting to 73,633,292 common shares (year ended December 31, 2013 – 62,753,840 and year ended December 31, 2012 – 62,753,840). 2,430,000 stock options and 12,500,000 warrants were not included in the weighted average number of diluted common shares outstanding as they were anti-dilutive.